Balance Sheets - USD ($)	Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS
Cash	$ 91,675	$ 102,255
Accounts Receivable, net	63,268	20,377
Inventory	224,695	290,368
Prepaid Expenses and Other Current Assets	774,338	1,716,551
TOTAL CURRENT ASSETS	1,153,976	2,129,551
Property and Equipment, net	48,133	92,208
Other Assets	77,256	33,230
TOTAL ASSETS	1,279,365	2,254,989
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities	441,190	337,866
Related Party Convertible Notes Payable, net of debt discount	266,247	20,730
Convertible Notes Payable, net of debt discount	733,253	597,500
Note Payable-Other	26,130
Redemption Value of Series C Preferred Stock	1,661,424	2,495,666
Accrued Interest	382,820	58,399
Deferred Revenue		500,000
Derivative Liability	5,072,579	2,217,744
TOTAL CURRENT LIABILITIES	8,583,643	6,227,905
Preferred Stock - Series A - Par Value of $.001 1,000,000 shares authorized; 1,000,000 shares issued and outstanding as of June 30, 2017 and 30, 2016 (redemption value included in current liabilities)	1,000	1,000
Preferred Stock - Series B - Par Value of $.001 5,000,000 shares authorized as of June 30, 2017 and June 30, 2016
Preferred Stock - Series D - Par Value of $.001 2,000,000 shares authorized; no shares issued and outstanding
Common Stock - Par Value of $.001 950,000,000 shares authorized as of June 30, 2017; 786,525,118 shares issued and outstanding as of June 30, 2017; 800,000,000 shares authorized as of June 30, 2016; 537,989,764 shares issued and outstanding as of June 30, 2016	786,525	537,990
Additional Paid In Capital	18,062,830	12,366,476
Accumulated Deficit	(26,154,633)	(16,878,382)
TOTAL SHAREHOLDERS’ DEFICIT	(7,304,278)	(3,972,916)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 1,279,365	$ 2,254,989